SHORT TERM LOAN	12 Months Ended
Jan. 31, 2022
Short-term Debt [Abstract]
SHORT TERM LOAN	SHORT TERM LOAN
We entered into two revolving credit facilities effective upon the completion of the spin-off which are valid for three years until January 31, 2024 and which provide for a total of up to $100.0 million in borrowings. During December, 2021 we withdrew $100.0 million from the credit facilities which appears in our consolidated balance sheet as a short term loan. The entire outstanding $100.0 million balance of the credit facilities will have matured by the end of the first quarter of the financial year ending January 31, 2023. Interest rates on both facilities are based on LIBOR, plus a margin of 1.55% - 1.65%. The interest expense incurred on the amount withdrawn was $0.2 million for the year ended January 31, 2022. In addition, we are required to pay a commitment fee with respect to unused availability under the credit facilities at a rate of 0.4% per annum. The commitment fee incurred with respect to unused availability under the credit facilities was $0.4 million for the year ended January 31, 2022.

Our obligations under the credit facilities are guaranteed by certain customary affirmative and restrictive covenants for credit facilities of this type. The credit facilities also contain the following financial covenants which are measured at the end of each quarter:

1.The consolidated equity shall not decrease below $200 million or below 30% of Cognyte’s total consolidated assets.
2.The ratio of Cognyte’s annual consolidated Funded Debt to EBITDA shall not exceed 3.5.
3.Cognyte shall maintain, on consolidated basis, an amount of unrestricted cash and cash equivalents (including short term investments) of at least $25 million.

The limitations imposed by the covenants are subject to certain exceptions.
The credit facility agreements provide for default events with corresponding grace periods that are customary for credit facilities of this nature. Upon a default event, all of our obligations owed under the credit facilities may be declared immediately due and payable, and the lenders’ commitments to provide loans under the credit facility agreements may be terminated.

As at January 31, 2022 we met all the financial covenants.